Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Net income	€ 304,334	€ 350,369
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	388,202	400,687
Change in deferred taxes, net	(6,054)	(29,271)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(8,024)	17,709
Income from equity method investees	(27,756)	(20,409)
Interest expense, net	76,072	104,219
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(476,560)	(286,867)
Inventories	(41,423)	(82,230)
Other current and non-current assets	170,572	83,873
Accounts receivable from related parties	(3,964)	32,219
Accounts payable to related parties	6,237	14,736
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(111,529)	83,290
Income tax payable	67,610	53,048
Received dividends from investments in equity method investees	1,075	1,143
Paid interest	(104,607)	(111,538)
Received interest	15,256	8,751
Paid income taxes	(41,793)	(35,662)
Net cash provided by (used in) operating activities	207,648	584,067
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(184,301)	(281,977)
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(106,489)	(37,085)
Investments in debt securities	(10,739)	(715)
Proceeds from sale of property, plant and equipment	5,376	1,444
Proceeds from divestitures	1,841	(1,954)
Proceeds from sale of debt securities	70,259	7,954
Net cash provided by (used in) investing activities	(224,053)	(312,333)
Financing activities
Proceeds from short-term debt from unrelated parties	1,070,531	182,217
Repayments of short-term debt from unrelated parties	(8,593)	(177,570)
Proceeds from short-term debt from related parties		498,811
Repayments of short-term debt from related parties	(2,606)
Proceeds from long-term debt	9,693	12,664
Repayments of long-term debt	(888,215)	(568,648)
Repayments of lease liabilities from unrelated parties	(164,249)	(172,352)
Repayments of lease liabilities from related parties	(5,144)	(4,117)
Increase (decrease) of accounts receivable facility	12,450	270,936
Proceeds from exercise of stock options	575	415
Purchase of treasury stock		(216,123)
Distributions to noncontrolling interests	(69,523)	(61,806)
Contributions from noncontrolling interests	9,166	4,041
Net cash provided by (used in) financing activities	(35,915)	(231,532)
Effect of exchange rate changes on cash and cash equivalents	44,259	4,281
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(8,061)	44,483
Cash and cash equivalents at beginning of period	1,081,539	1,007,723
Cash and cash equivalents at end of period	€ 1,073,478	€ 1,052,206